Form N-1A Cover	Feb. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 18, 2025
Prospectus Date	Sep. 30, 2024
U.S. Managed Volatility Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Multi-Asset Real Return Fund
(the "Funds")

Supplement Dated February 18, 2025
to the Prospectus (the "Prospectus"), dated September 30, 2024, as amended on November 5, 2024,
December 16, 2024 and January 22, 2025

Global Managed Volatility Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Multi-Asset Real Return Fund
(the "Funds")

Supplement Dated February 18, 2025
to the Prospectus (the "Prospectus"), dated September 30, 2024, as amended on November 5, 2024,
December 16, 2024 and January 22, 2025